Mezzanine Equity	6 Months Ended
Jun. 30, 2023
Mezzanine Equity [Abstract]
Mezzanine Equity
8.	Mezzanine equity:

Series A Preferred Shares

The Company has issued as part of the Spin-Off to Castor 140,000 Series A Preferred Shares with par value of $0.001 and a stated value of $1,000 each. The Series A Preferred Shares have the following characteristics:

Holders of the Series A Preferred Shares do not have any voting rights except for a right to elect directors in the event of nonpayment of dividends and a vote or consent of the holders of at least two thirds of the Series A Preferred Shares at the time outstanding, voting together with any other series of preferred shares that would be adversely affected in substantially the same manner and entitled to vote as a single class in proportion to their respective stated amounts, given in person or by proxy, either in writing without a meeting or by vote at any meeting called for the purpose, for effecting or validating: (i) any amendment, alteration or repeal of any provision of our Articles of Incorporation or Bylaws that would alter or change the voting powers, preferences or special rights of the Series A Preferred Shares so as to affect them adversely; (ii) the issuance of dividend parity stock if the accrued dividends on all outstanding Series A Preferred Shares through and including the most recently completed dividend period have not been paid or declared and a sum sufficient for the payment thereof has been set aside for payment; (iii) any amendment or alteration of the Articles of Incorporation to authorize or create, or increase the authorized amount of, any shares of any class or series or any securities convertible into shares of any class or series of our capital stock ranking prior to Series A in the payment of dividends or in the distribution of assets on any liquidation, dissolution or winding up of the Company; or (iv) any consummation of (x) a binding share exchange or reclassification involving the Series A Preferred Shares, (y) a merger or consolidation of the Company with another entity (whether or not a corporation), or (z) a conversion, transfer, domestication or continuance of the Company into another entity or an entity organized under the laws of another jurisdiction, unless in each case (A) the Series A Preferred Shares remain outstanding or, in the case of any such merger or consolidation with respect to which we are not the surviving or resulting entity, or any such conversion, transfer, domestication or continuance, the Series A Preferred Shares are converted into or exchanged for preference securities of the surviving or resulting entity or its ultimate parent, and (B) such shares remaining outstanding or such preference securities, as the case may be, have such rights, preferences, privileges and voting powers, and limitations and restrictions, and limitations and restrictions thereof, taken as a whole, as are not materially less favorable to the holders thereof than the rights, preferences, privileges and voting powers, and restrictions and limitations thereof, of the Series A Preferred Shares immediately prior to such consummation, taken as a whole.

The Company may, at its option, redeem the Series A preferred shares in whole or in part, at any time and from time to time after the seventh anniversary of March 7, 2023 (the Series A Preferred Shares issue date), at a cash redemption price equal to the stated amount, together with an amount equal to all accrued dividends.

Holders of Series A Preferred Shares shall be entitled to receive, when, as and if declared by the Company’s board of directors, cumulative cash dividends at 1.00% per annum of the stated amount, payable quarterly in arrears on the 15th day of each January, April, July and October, respectively, in each year, beginning on April 15, 2023. For each dividend period commencing on or after the seventh anniversary of March 7, 2023, the rate shall be rate in effect for the prior dividend period multiplied by a factor of 1.3; but the rate cannot exceed 20% per annum in respect of any dividend period.

The Series A Preferred Shares are convertible, at their holder’s option, to common shares after the third anniversary of March 7, 2023, until but excluding the seventh anniversary of March 7, 2023. The conversion price for any conversion of the Series A Preferred Shares shall be the lower of (i) 150% of the VWAP of our common shares over the five consecutive trading day period commencing on and including March 7, 2023, and (ii) the VWAP of our common shares over the 10 consecutive trading day period expiring on the trading day immediately prior to the date of delivery of written notice of the conversion; provided, that, in no event shall the conversion price be less than $2.50.

In the event of any liquidation, dissolution or winding up of the affairs of the Company, whether voluntary or involuntary, before any distribution or payment out of the Company’s assets may be made to or set aside for the holders of any junior stock, holders of Series A Preferred Shares will be entitled to receive out of our assets legally available for distribution to our shareholders an amount equal to the stated amount per share ($1,000), together with an amount equal to all accrued dividends to the date of payment whether or not earned or declared.

The Series A Preferred Shares have been classified in Mezzanine equity as per ASC 480-10-S99 “Distinguishing liabilities from Equity – SEC Materials” as they are in essence redeemable at the option of the holder as Mr. Panagiotidis, the Chief Executive Officer and controlling shareholder of Castor and Toro, who can effectively determine the timing  of the redemption of the Series A Preferred.

The Company uses an effective interest rate of 3.71% over the expected life of the preferred stock being nine years which is  the  expected earliest redemption date. This is consistent with the interest method, taking into account the discount between the issuance price and liquidation preference and the stated dividends, including “step-up” amounts. The amount accreted was $931,034 and is presented  as  ‘Deemed dividend on Series A Preferred Shares’ in the accompanying unaudited interim condensed consolidated statements of comprehensive income.

As of June 30, 2023, the net value of Mezzanine Equity amounted to $118,103,169, comprising (i) the fair value measurement of the Series A Preferred Shares on initial recognition based on a third party valuation of $117,222,135, less issuance costs of $50,000  and (ii) $931,034 of deemed dividend on the Series A Preferred Shares during the period March 7, 2023 through June 30, 2023, and is separately presented as ‘Mezzanine Equity’ in the accompanying unaudited condensed consolidated balance sheet. As of June 30, 2023, the Company paid to Castor a dividend amounting to $151,667 on the Series A Preferred Shares for the period from March 7, 2023 to April 14, 2023 and the accrued amount for the period from April 15, 2023 to June 30, 2023 (included in the dividend period ended July 14, 2023) amounted to $299,444 (Notes 3(d) and 16(a)).